Quarterly Holdings Report
for
Fidelity® SAI U.S. Large Cap Index Fund
April 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV9-NPRT3-0625
1.9867777.109
Common Stocks - 100.0%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	68,728	3,921,620
IRELAND - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	187,356	56,047,547
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	76,130	14,031,520
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	89,368	13,081,688
UNITED STATES - 99.4%
Communication Services - 9.3%
Diversified Telecommunication Services - 0.8%
AT&T Inc	2,150,149	59,559,128
Verizon Communications Inc	1,260,973	55,558,470
		115,117,598
Entertainment - 1.6%
Electronic Arts Inc	71,039	10,307,049
Live Nation Entertainment Inc (b)	46,970	6,221,177
Netflix Inc (b)	128,130	145,007,284
Take-Two Interactive Software Inc (b)	49,167	11,471,644
TKO Group Holdings Inc Class A	19,945	3,249,239
Walt Disney Co/The	541,504	49,249,789
Warner Bros Discovery Inc (b)	668,687	5,797,516
		231,303,698
Interactive Media & Services - 6.1%
Alphabet Inc Class A	1,747,214	277,457,583
Alphabet Inc Class C	1,416,049	227,828,124
Match Group Inc	75,212	2,230,788
Meta Platforms Inc Class A	655,961	360,122,589
		867,639,084
Media - 0.5%
Charter Communications Inc Class A (b)	28,913	11,329,848
Comcast Corp Class A	1,129,737	38,637,006
Fox Corp Class A	65,316	3,252,084
Fox Corp Class B	39,449	1,824,121
Interpublic Group of Cos Inc/The	111,584	2,802,990
News Corp Class A	113,477	3,077,497
News Corp Class B (c)	33,251	1,044,746
Omnicom Group Inc	58,857	4,482,549
Paramount Global Class B (c)	178,215	2,092,244
		68,543,085
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	143,639	35,471,650
TOTAL COMMUNICATION SERVICES		1,318,075,115

Consumer Discretionary - 10.3%
Automobiles - 1.9%
Ford Motor Co	1,165,986	11,671,519
General Motors Co	298,042	13,483,420
Tesla Inc (b)	838,222	236,512,720
		261,667,659
Broadline Retail - 3.8%
Amazon.com Inc (b)	2,825,250	521,032,605
eBay Inc	143,479	9,779,529
		530,812,134
Distributors - 0.0%
Genuine Parts Co	41,647	4,895,605
LKQ Corp	77,868	2,975,336
Pool Corp	11,399	3,341,503
		11,212,444
Hotels, Restaurants & Leisure - 2.1%
Airbnb Inc Class A (b)	129,664	15,808,635
Booking Holdings Inc	9,914	50,554,262
Caesars Entertainment Inc (b)	63,646	1,722,261
Carnival Corp (b)	313,852	5,756,046
Chipotle Mexican Grill Inc (b)	405,977	20,509,958
Darden Restaurants Inc	35,090	7,040,458
Domino's Pizza Inc	10,344	5,072,387
DoorDash Inc Class A (b)	101,621	19,601,675
Expedia Group Inc Class A	36,943	5,797,465
Hilton Worldwide Holdings Inc	72,069	16,250,118
Las Vegas Sands Corp	102,933	3,774,553
Marriott International Inc/MD Class A1	68,543	16,352,989
McDonald's Corp	214,656	68,614,790
MGM Resorts International (b)(c)	67,014	2,108,260
Norwegian Cruise Line Holdings Ltd (b)	131,710	2,111,311
Royal Caribbean Cruises Ltd	74,166	15,939,015
Starbucks Corp	340,247	27,236,772
Wynn Resorts Ltd	26,831	2,154,798
Yum! Brands Inc	83,593	12,575,731
		298,981,484
Household Durables - 0.3%
DR Horton Inc	84,952	10,732,836
Garmin Ltd	46,015	8,598,823
Lennar Corp Class A	69,946	7,596,835
Mohawk Industries Inc (b)	15,693	1,668,950
NVR Inc (b)	896	6,384,672
PulteGroup Inc	60,644	6,220,862
		41,202,978
Leisure Products - 0.0%
Hasbro Inc	39,279	2,431,370
Specialty Retail - 1.9%
AutoZone Inc (b)	5,027	18,914,590
Best Buy Co Inc	58,277	3,886,493
CarMax Inc (b)	46,069	2,979,282
Home Depot Inc/The	297,551	107,264,161
Lowe's Cos Inc	169,135	37,811,821
O'Reilly Automotive Inc (b)	17,218	24,366,914
Ross Stores Inc	98,827	13,736,953
TJX Cos Inc/The	336,730	43,330,416
Tractor Supply Co	160,012	8,099,807
Ulta Beauty Inc (b)	13,890	5,495,440
Williams-Sonoma Inc	36,873	5,695,772
		271,581,649
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (b)	45,462	5,038,553
Lululemon Athletica Inc (b)	33,561	9,087,312
NIKE Inc Class B	353,828	19,955,899
Ralph Lauren Corp Class A	11,946	2,687,253
Tapestry Inc	62,009	4,380,936
		41,149,953
TOTAL CONSUMER DISCRETIONARY		1,459,039,671

Consumer Staples - 6.2%
Beverages - 1.3%
Brown-Forman Corp Class B (c)	54,553	1,900,627
Coca-Cola Co/The	1,159,757	84,140,370
Constellation Brands Inc Class A	46,550	8,729,987
Keurig Dr Pepper Inc	357,633	12,370,525
Molson Coors Beverage Co Class B	51,573	2,966,995
Monster Beverage Corp (b)	209,742	12,609,689
PepsiCo Inc	410,819	55,698,840
		178,417,033
Consumer Staples Distribution & Retail - 2.2%
Costco Wholesale Corp	132,965	132,233,693
Dollar General Corp	65,876	6,171,922
Dollar Tree Inc (b)	60,548	4,951,010
Kroger Co/The	199,409	14,399,324
Sysco Corp	146,544	10,463,242
Target Corp	137,252	13,272,268
Walgreens Boots Alliance Inc	214,844	2,356,838
Walmart Inc	1,299,411	126,367,720
		310,216,017
Food Products - 0.7%
Archer-Daniels-Midland Co	143,340	6,844,485
Bunge Global SA	39,982	3,147,383
Conagra Brands Inc	142,976	3,532,937
General Mills Inc	165,115	9,368,625
Hershey Co/The	44,254	7,398,826
Hormel Foods Corp	87,159	2,606,054
JM Smucker Co	31,876	3,706,223
Kellanova	80,535	6,665,882
Kraft Heinz Co/The	261,301	7,603,859
Lamb Weston Holdings Inc	42,727	2,256,413
McCormick & Co Inc/MD	75,639	5,798,486
Mondelez International Inc	387,462	26,397,786
The Campbell's Company	58,935	2,148,770
Tyson Foods Inc Class A	85,724	5,249,738
		92,725,467
Household Products - 1.1%
Church & Dwight Co Inc	73,678	7,319,173
Clorox Co/The	36,900	5,250,870
Colgate-Palmolive Co	243,087	22,410,191
Kimberly-Clark Corp	99,353	13,092,738
Procter & Gamble Co/The	702,376	114,185,266
		162,258,238
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	70,144	4,205,834
Kenvue Inc	574,294	13,553,339
		17,759,173
Tobacco - 0.8%
Altria Group Inc	507,664	30,028,325
Philip Morris International Inc	465,741	79,809,378
		109,837,703
TOTAL CONSUMER STAPLES		871,213,631

Energy - 3.2%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	296,578	10,498,861
Halliburton Co	260,028	5,153,755
Schlumberger NV	419,610	13,952,033
		29,604,649
Oil, Gas & Consumable Fuels - 3.0%
APA Corp	110,814	1,722,050
Chevron Corp	500,619	68,114,221
ConocoPhillips	382,172	34,059,169
Coterra Energy Inc	220,594	5,417,789
Devon Energy Corp	196,767	5,983,684
Diamondback Energy Inc	55,976	7,389,392
EOG Resources Inc	168,476	18,587,957
EQT Corp	178,730	8,836,411
Expand Energy Corp	62,993	6,544,973
Exxon Mobil Corp	1,303,895	137,730,429
Hess Corp	82,789	10,683,920
Kinder Morgan Inc	579,042	15,228,805
Marathon Petroleum Corp	94,654	13,006,406
Occidental Petroleum Corp	202,371	7,975,441
ONEOK Inc	185,845	15,269,025
Phillips 66	123,706	12,872,846
Targa Resources Corp	65,318	11,162,846
Texas Pacific Land Corp	5,643	7,273,093
Valero Energy Corp	94,830	11,008,815
Williams Cos Inc/The	365,139	21,386,191
		420,253,463
TOTAL ENERGY		449,858,112

Financials - 14.5%
Banks - 3.4%
Bank of America Corp	1,983,386	79,097,434
Citigroup Inc	562,266	38,447,749
Citizens Financial Group Inc	130,940	4,830,377
Fifth Third Bancorp	200,648	7,211,289
Huntington Bancshares Inc/OH	435,458	6,327,205
JPMorgan Chase & Co	837,544	204,880,013
KeyCorp	298,374	4,427,869
M&T Bank Corp	49,700	8,437,072
PNC Financial Services Group Inc/The	118,599	19,057,673
Regions Financial Corp	272,281	5,557,255
Truist Financial Corp	394,175	15,112,670
US Bancorp	467,281	18,850,116
Wells Fargo & Co	985,155	69,955,857
		482,192,579
Capital Markets - 3.2%
Ameriprise Financial Inc	28,816	13,572,912
Bank of New York Mellon Corp/The	214,973	17,285,979
Blackrock Inc	43,609	39,869,964
Blackstone Inc	219,241	28,876,232
Cboe Global Markets Inc	31,358	6,955,204
Charles Schwab Corp/The	510,449	41,550,549
CME Group Inc Class A	107,942	29,908,569
FactSet Research Systems Inc	11,391	4,923,418
Franklin Resources Inc	92,852	1,741,904
Goldman Sachs Group Inc/The	93,468	51,178,404
Intercontinental Exchange Inc	172,105	28,908,477
Invesco Ltd	134,194	1,869,322
KKR & Co Inc Class A	202,205	23,105,965
MarketAxess Holdings Inc	11,294	2,502,637
Moody's Corp	46,369	21,010,721
Morgan Stanley	370,647	42,780,077
MSCI Inc	23,260	12,679,259
Nasdaq Inc	123,957	9,446,763
Northern Trust Corp	58,701	5,516,720
Raymond James Financial Inc	55,241	7,570,227
S&P Global Inc	94,355	47,182,218
State Street Corp	86,408	7,612,545
T Rowe Price Group Inc	66,688	5,905,222
		451,953,288
Consumer Finance - 0.6%
American Express Co	166,244	44,289,064
Capital One Financial Corp	114,184	20,582,808
Discover Financial Services	75,184	13,733,861
Synchrony Financial	116,446	6,049,369
		84,655,102
Financial Services - 5.0%
Apollo Global Management Inc	133,892	18,273,580
Berkshire Hathaway Inc Class B (b)	549,041	292,776,114
Corpay Inc (b)	20,881	6,794,051
Fidelity National Information Services Inc	158,664	12,515,416
Fiserv Inc (b)	170,414	31,453,312
Global Payments Inc	74,171	5,659,989
Jack Henry & Associates Inc	21,836	3,787,017
Mastercard Inc Class A	243,945	133,696,497
PayPal Holdings Inc (b)	296,317	19,509,511
Visa Inc Class A	516,215	178,352,283
		702,817,770
Insurance - 2.3%
AFLAC Inc (c)	148,262	16,113,114
Allstate Corp/The	79,378	15,747,801
American International Group Inc	177,727	14,488,305
Aon PLC	64,780	22,983,296
Arch Capital Group Ltd	112,290	10,182,457
Arthur J Gallagher & Co	76,190	24,433,371
Assurant Inc	15,362	2,960,872
Brown & Brown Inc	71,088	7,862,333
Chubb Ltd	111,625	31,933,680
Cincinnati Financial Corp	46,848	6,521,710
Erie Indemnity Co Class A	7,471	2,679,250
Everest Group Ltd	12,874	4,619,577
Globe Life Inc	25,145	3,101,384
Hartford Insurance Group Inc/The	86,148	10,567,775
Loews Corp	52,921	4,595,130
Marsh & McLennan Cos Inc	147,113	33,169,569
MetLife Inc	173,412	13,070,062
Principal Financial Group Inc	63,031	4,673,749
Progressive Corp/The	175,474	49,438,046
Prudential Financial Inc	106,037	10,891,060
The Travelers Companies, Inc.	67,914	17,938,125
W R Berkley Corp	89,937	6,447,584
Willis Towers Watson PLC	29,896	9,201,989
		323,620,239
TOTAL FINANCIALS		2,045,238,978

Health Care - 10.8%
Biotechnology - 1.8%
AbbVie Inc	528,793	103,167,514
Amgen Inc	160,914	46,813,101
Biogen Inc (b)	43,845	5,308,753
Gilead Sciences Inc	373,306	39,772,021
Incyte Corp (b)	48,113	3,014,761
Moderna Inc (b)	101,436	2,894,982
Regeneron Pharmaceuticals Inc	31,514	18,869,323
Vertex Pharmaceuticals Inc (b)	76,919	39,190,231
		259,030,686
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	519,538	67,929,594
Align Technology Inc (b)	21,020	3,642,766
Baxter International Inc	152,941	4,767,171
Becton Dickinson & Co	86,008	17,811,397
Boston Scientific Corp (b)	441,469	45,413,916
Cooper Cos Inc/The (b)	59,783	4,882,478
Dexcom Inc (b)	117,030	8,353,601
Edwards Lifesciences Corp (b)	176,668	13,336,667
GE HealthCare Technologies Inc	136,979	9,633,733
Hologic Inc (b)	67,214	3,911,855
IDEXX Laboratories Inc (b)	24,528	10,612,039
Insulet Corp (b)	21,011	5,300,865
Intuitive Surgical Inc (b)	106,833	55,104,461
Medtronic PLC	384,095	32,555,892
ResMed Inc	43,992	10,408,067
Solventum Corp (b)	41,398	2,737,236
STERIS PLC	29,430	6,614,098
Stryker Corp	102,868	38,464,403
Zimmer Biomet Holdings Inc	59,630	6,144,872
		347,625,111
Health Care Providers & Services - 2.2%
Cardinal Health Inc	72,359	10,223,603
Cencora Inc	51,696	15,129,868
Centene Corp (b)	148,544	8,890,358
Cigna Group/The	82,011	27,887,020
CVS Health Corp	377,658	25,193,565
DaVita Inc (b)	13,180	1,865,629
Elevance Health Inc	69,470	29,217,693
HCA Healthcare Inc	53,559	18,482,140
Henry Schein Inc (b)	37,347	2,426,435
Humana Inc	36,137	9,476,567
Labcorp Holdings Inc	24,982	6,020,912
McKesson Corp	37,540	26,758,137
Molina Healthcare Inc (b)	16,624	5,436,214
Quest Diagnostics Inc	33,249	5,925,637
UnitedHealth Group Inc	275,661	113,417,962
Universal Health Services Inc Class B	17,587	3,114,130
		309,465,870
Life Sciences Tools & Services - 0.9%
Agilent Technologies Inc	85,456	9,195,066
Bio-Techne Corp	47,354	2,384,273
Charles River Laboratories International Inc (b)	15,317	1,816,902
Danaher Corp	191,705	38,212,558
IQVIA Holdings Inc (b)	50,111	7,770,713
Mettler-Toledo International Inc (b)	6,265	6,707,121
Revvity Inc	36,455	3,405,990
Thermo Fisher Scientific Inc	114,574	49,152,246
Waters Corp (b)	17,785	6,184,378
West Pharmaceutical Services Inc	21,693	4,583,514
		129,412,761
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co	607,859	30,514,522
Eli Lilly & Co	236,017	212,167,482
Johnson & Johnson	721,176	112,727,021
Merck & Co Inc	757,726	64,558,255
Pfizer Inc	1,697,487	41,435,658
Viatris Inc	357,528	3,010,386
Zoetis Inc Class A	134,131	20,978,088
		485,391,412
TOTAL HEALTH CARE		1,530,925,840

Industrials - 8.5%
Aerospace & Defense - 2.2%
Axon Enterprise Inc (b)	21,699	13,307,997
Boeing Co (b)	224,677	41,169,813
GE Aerospace	321,493	64,793,699
General Dynamics Corp	76,008	20,683,297
Howmet Aerospace Inc	121,320	16,812,526
Huntington Ingalls Industries Inc	11,721	2,699,815
L3Harris Technologies Inc	56,407	12,410,668
Lockheed Martin Corp	62,752	29,979,768
Northrop Grumman Corp	40,758	19,828,767
RTX Corp	399,023	50,328,771
Textron Inc	54,688	3,848,395
TransDigm Group Inc	16,800	23,739,576
		299,603,092
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	35,557	3,172,396
Expeditors International of Washington Inc	41,928	4,608,306
FedEx Corp	66,373	13,960,233
United Parcel Service Inc Class B	219,074	20,877,752
		42,618,687
Building Products - 0.5%
A O Smith Corp	35,372	2,400,344
Allegion plc	26,039	3,624,629
Builders FirstSource Inc (b)	34,472	4,123,885
Carrier Global Corp	241,895	15,128,113
Johnson Controls International plc	197,738	16,590,218
Lennox International Inc	9,592	5,244,426
Masco Corp	63,497	3,848,553
Trane Technologies PLC	67,184	25,752,300
		76,712,468
Commercial Services & Supplies - 0.6%
Cintas Corp	102,746	21,749,273
Copart Inc (b)	262,639	16,028,858
Republic Services Inc	60,802	15,246,102
Rollins Inc	84,126	4,806,118
Veralto Corp	74,078	7,104,080
Waste Management Inc	109,405	25,530,751
		90,465,182
Construction & Engineering - 0.1%
Quanta Services Inc	44,216	12,941,580
Electrical Equipment - 0.8%
AMETEK Inc	69,286	11,749,520
Eaton Corp PLC	118,378	34,846,932
Emerson Electric Co	168,910	17,754,130
GE Vernova Inc	82,643	30,645,677
Generac Holdings Inc (b)	17,856	2,042,369
Hubbell Inc	16,076	5,838,482
Rockwell Automation Inc	33,870	8,388,922
		111,266,032
Ground Transportation - 0.9%
CSX Corp	577,638	16,214,299
JB Hunt Transport Services Inc	23,795	3,107,151
Norfolk Southern Corp	67,826	15,196,415
Old Dominion Freight Line Inc	56,277	8,626,139
Uber Technologies Inc (b)	625,741	50,691,278
Union Pacific Corp	181,007	39,035,970
		132,871,252
Industrial Conglomerates - 0.4%
3M Co	162,620	22,589,544
Honeywell International Inc	194,775	41,000,138
		63,589,682
Machinery - 1.6%
Caterpillar Inc	143,159	44,274,784
Cummins Inc	41,181	12,100,625
Deere & Co	75,869	35,169,834
Dover Corp	41,104	7,014,398
Fortive Corp	102,203	7,122,527
IDEX Corp	22,682	3,945,988
Illinois Tool Works Inc	80,002	19,193,280
Ingersoll Rand Inc	120,679	9,102,817
Nordson Corp	16,245	3,079,564
Otis Worldwide Corp	118,773	11,434,277
PACCAR Inc	157,078	14,170,006
Parker-Hannifin Corp	38,570	23,337,164
Pentair PLC	49,493	4,490,500
Snap-on Inc	15,694	4,924,934
Stanley Black & Decker Inc	46,178	2,771,603
Westinghouse Air Brake Technologies Corp	51,176	9,454,254
Xylem Inc/NY	72,772	8,774,120
		220,360,675
Passenger Airlines - 0.1%
Delta Air Lines Inc	192,196	8,001,120
Southwest Airlines Co (c)	177,525	4,963,599
United Airlines Holdings Inc (b)	98,511	6,779,527
		19,744,246
Professional Services - 0.7%
Automatic Data Processing Inc	121,874	36,635,324
Broadridge Financial Solutions Inc	35,052	8,496,605
Dayforce Inc (b)(c)	47,627	2,756,174
Equifax Inc	37,143	9,662,009
Jacobs Solutions Inc	36,707	4,544,327
Leidos Holdings Inc	39,290	5,782,702
Paychex Inc	95,989	14,121,902
Paycom Software Inc	14,105	3,193,231
Verisk Analytics Inc	42,298	12,538,396
		97,730,670
Trading Companies & Distributors - 0.3%
Fastenal Co	171,762	13,907,569
United Rentals Inc	19,562	12,352,425
WW Grainger Inc	13,275	13,597,715
		39,857,709
TOTAL INDUSTRIALS		1,207,761,275

Information Technology - 29.7%
Communications Equipment - 0.9%
Arista Networks Inc	309,425	25,456,395
Cisco Systems Inc	1,192,993	68,871,486
F5 Inc (b)	17,269	4,571,795
Juniper Networks Inc	99,174	3,601,999
Motorola Solutions Inc	50,059	22,045,483
		124,547,158
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp Class A	362,767	27,914,921
CDW Corp/DE	39,918	6,409,234
Corning Inc	230,917	10,248,096
Jabil Inc	32,810	4,808,634
Keysight Technologies Inc (b)	51,792	7,530,557
Teledyne Technologies Inc (b)	13,959	6,505,313
Trimble Inc (b)	73,624	4,574,995
Zebra Technologies Corp Class A (b)	15,390	3,852,425
		71,844,175
IT Services - 0.8%
Akamai Technologies Inc (b)	44,999	3,626,019
Cognizant Technology Solutions Corp Class A	148,157	10,899,910
EPAM Systems Inc (b)	16,990	2,665,901
Gartner Inc (b)	23,010	9,689,051
GoDaddy Inc Class A (b)	42,297	7,965,794
IBM Corporation	276,968	66,976,403
VeriSign Inc (b)	24,369	6,874,982
		108,698,060
Semiconductors & Semiconductor Equipment - 10.0%
Advanced Micro Devices Inc (b)	485,397	47,253,398
Analog Devices Inc	148,604	28,965,892
Applied Materials Inc	243,436	36,688,240
Broadcom Inc	1,404,048	270,237,119
Enphase Energy Inc (b)	39,680	1,769,330
First Solar Inc (b)	32,068	4,034,796
Intel Corp	1,297,006	26,069,821
KLA Corp	39,805	27,970,575
Lam Research Corp	384,507	27,557,617
Microchip Technology Inc	161,098	7,423,396
Micron Technology Inc	333,738	25,681,139
Monolithic Power Systems Inc	14,325	8,496,158
NVIDIA Corp	7,335,722	799,006,840
ON Semiconductor Corp (b)	126,232	5,011,410
QUALCOMM Inc	331,291	49,183,462
Skyworks Solutions Inc	48,148	3,094,953
Teradyne Inc	48,783	3,620,186
Texas Instruments Inc	272,681	43,642,594
		1,415,706,926
Software - 10.5%
Adobe Inc (b)	130,392	48,894,392
ANSYS Inc (b)	26,195	8,431,647
Autodesk Inc (b)	64,401	17,661,974
Cadence Design Systems Inc (b)	82,153	24,460,234
Crowdstrike Holdings Inc Class A (b)	73,780	31,642,029
Fair Isaac Corp (b)	7,314	14,552,520
Fortinet Inc (b)	190,554	19,771,883
Gen Digital Inc	162,454	4,202,684
Intuit Inc	83,846	52,610,850
Microsoft Corp	2,226,771	880,153,505
Oracle Corp	485,923	68,379,085
Palantir Technologies Inc Class A (b)	614,000	72,722,160
Palo Alto Networks Inc (b)	198,325	37,072,892
PTC Inc (b)	36,042	5,585,429
Roper Technologies Inc	32,119	17,989,210
Salesforce Inc	286,659	77,028,140
Servicenow Inc (b)	61,705	58,928,892
Synopsys Inc (b)	46,302	21,253,081
Tyler Technologies Inc (b)	12,820	6,965,106
Workday Inc Class A (b)	64,101	15,704,745
		1,484,010,458
Technology Hardware, Storage & Peripherals - 7.1%
Apple Inc	4,499,704	956,187,100
Dell Technologies Inc Class C	93,444	8,574,421
Hewlett Packard Enterprise Co	393,418	6,381,240
HP Inc	280,907	7,182,792
NetApp Inc	60,898	5,465,596
Seagate Technology Holdings PLC	63,415	5,772,667
Super Micro Computer Inc (b)(c)	150,844	4,805,890
Western Digital Corp (b)	104,187	4,569,642
		998,939,348
TOTAL INFORMATION TECHNOLOGY		4,203,746,125

Materials - 2.0%
Chemicals - 1.4%
Air Products and Chemicals Inc	66,640	18,065,438
Albemarle Corp (c)	35,218	2,062,013
CF Industries Holdings Inc	52,126	4,085,115
Corteva Inc	205,351	12,729,708
Dow Inc	210,825	6,449,137
DuPont de Nemours Inc	125,222	8,263,400
Eastman Chemical Co	34,497	2,656,268
Ecolab Inc	75,488	18,979,948
International Flavors & Fragrances Inc	76,587	6,009,016
Linde PLC	142,628	64,643,288
LyondellBasell Industries NV Class A1	77,641	4,519,483
Mosaic Co/The	95,147	2,892,469
PPG Industries Inc	69,493	7,565,008
Sherwin-Williams Co/The	69,405	24,494,413
		183,414,704
Construction Materials - 0.1%
Martin Marietta Materials Inc	18,307	9,592,502
Vulcan Materials Co	39,557	10,376,988
		19,969,490
Containers & Packaging - 0.2%
Amcor PLC (c)	684,592	6,298,246
Avery Dennison Corp	24,067	4,118,104
Ball Corp	89,390	4,642,917
International Paper Co	157,934	7,214,426
Packaging Corp of America	26,710	4,957,643
Smurfit WestRock PLC	148,099	6,223,120
		33,454,456
Metals & Mining - 0.3%
Freeport-McMoRan Inc	430,460	15,509,474
Newmont Corp	341,011	17,964,459
Nucor Corp	70,336	8,396,008
Steel Dynamics Inc	42,411	5,501,131
		47,371,072
TOTAL MATERIALS		284,209,722

Real Estate - 2.3%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	46,145	3,352,896
Healthpeak Properties Inc	209,547	3,738,318
Ventas Inc	130,941	9,176,345
Welltower Inc	182,492	27,846,455
		44,114,014
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	209,387	2,956,544
Industrial REITs - 0.2%
Prologis Inc	277,631	28,373,888
Office REITs - 0.0%
BXP Inc	43,589	2,777,927
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	88,538	10,817,573
CoStar Group Inc (b)	126,235	9,362,850
		20,180,423
Residential REITs - 0.3%
AvalonBay Communities Inc	42,555	8,935,699
Camden Property Trust	31,955	3,636,479
Equity Residential	102,363	7,192,024
Essex Property Trust Inc	19,250	5,373,638
Invitation Homes Inc	170,654	5,834,660
Mid-America Apartment Communities Inc	35,017	5,590,464
UDR Inc	90,186	3,776,990
		40,339,954
Retail REITs - 0.3%
Federal Realty Investment Trust	23,098	2,171,674
Kimco Realty Corp	203,535	4,066,629
Realty Income Corp	262,160	15,168,578
Regency Centers Corp	48,893	3,529,097
Simon Property Group Inc	91,867	14,458,028
		39,394,006
Specialized REITs - 1.1%
American Tower Corp	139,971	31,550,864
Crown Castle Inc	130,179	13,767,731
Digital Realty Trust Inc	94,786	15,216,944
Equinix Inc	29,155	25,095,167
Extra Space Storage Inc	63,498	9,303,727
Iron Mountain Inc	87,987	7,889,794
Public Storage Operating Co	47,207	14,182,399
SBA Communications Corp Class A	32,207	7,839,184
VICI Properties Inc	315,767	10,110,859
Weyerhaeuser Co	217,339	5,631,253
		140,587,922
TOTAL REAL ESTATE		318,724,678

Utilities - 2.6%
Electric Utilities - 1.6%
Alliant Energy Corp	76,862	4,691,656
American Electric Power Co Inc	159,718	17,303,848
Constellation Energy Corp	93,707	20,937,892
Duke Energy Corp	232,443	28,362,695
Edison International	115,967	6,205,394
Entergy Corp	128,447	10,682,937
Evergy Inc	68,887	4,760,092
Eversource Energy	109,867	6,534,889
Exelon Corp	301,102	14,121,684
FirstEnergy Corp	153,640	6,588,083
NextEra Energy Inc	615,974	41,196,342
NRG Energy Inc	60,676	6,648,876
PG&E Corp	657,063	10,854,681
Pinnacle West Capital Corp	34,058	3,241,640
PPL Corp	221,148	8,071,902
Southern Co/The	328,201	30,158,390
Xcel Energy Inc	172,008	12,160,966
		232,521,967
Gas Utilities - 0.1%
Atmos Energy Corp	47,545	7,637,153
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	212,981	2,129,810
Vistra Corp	101,911	13,210,723
		15,340,533
Multi-Utilities - 0.7%
Ameren Corp	80,846	8,023,157
CenterPoint Energy Inc	195,216	7,570,476
CMS Energy Corp	89,501	6,591,749
Consolidated Edison Inc	103,778	11,700,970
Dominion Energy Inc	251,616	13,682,878
DTE Energy Co	62,077	8,504,549
NiSource Inc	140,766	5,505,358
Public Service Enterprise Group Inc	149,238	11,928,593
Sempra	189,728	14,091,099
WEC Energy Group Inc	95,158	10,421,704
		98,020,533
Water Utilities - 0.1%
American Water Works Co Inc	58,378	8,582,150
TOTAL UTILITIES		362,102,336

TOTAL UNITED STATES		14,050,895,483
TOTAL COMMON STOCKS (Cost $6,718,523,357)		14,137,977,858

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (e) (Cost $1,929,667)	4.25	1,936,000	1,929,646

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	6,533,745	6,535,052
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	20,738,440	20,740,514
TOTAL MONEY MARKET FUNDS (Cost $27,275,566)			27,275,566

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $6,747,728,590)	14,167,183,070
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(23,912,009)
NET ASSETS - 100.0%	14,143,271,061

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	24	Jun 2025	6,704,400	741,018	741,018

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,336,599.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $3,782,215.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	32,967,378	756,885,224	783,317,550	917,165	-	-	6,535,052	6,533,745	0.0%
Fidelity Securities Lending Cash Central Fund	10,593,974	166,095,570	155,949,030	8,613	-	-	20,740,514	20,738,440	0.1%
Total	43,561,352	922,980,794	939,266,580	925,778	-	-	27,275,566

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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